Other Commitments and Contingencies - Narrative (Details) $ / shares in Units, € in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2018 $ / shares shares	Jun. 30, 2020 USD ($) tax_lease $ / shares shares	Jun. 30, 2020 GBP (£) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Jun. 30, 2020 EUR (€) shares	Dec. 31, 2019 USD ($) shares
Loss Contingencies [Line Items]
Number of tax leases | tax_lease				6
Gross cash benefit received from tax leases | £				£ 41,000,000
Number of tax leases terminated | tax_lease		5	5
Number of tax leases remaining | tax_lease		1	1
Contractual obligation		$ 852,066,000
Avenir
Loss Contingencies [Line Items]
Number of shares subscribed (in shares) | shares		7,500,000			7,500,000
Equity method, par value (in usd per share) | $ / shares		$ 1.00
Liability of future subscription		$ 3,750,000
Minimum
Loss Contingencies [Line Items]
Estimate of possible exposure		0	£ 0
Maximum
Loss Contingencies [Line Items]
Estimate of possible exposure		150,200,000	£ 121,100,000
Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU
Loss Contingencies [Line Items]
Contractual obligation | €					€ 1.1
Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU | Maximum
Loss Contingencies [Line Items]
Contractual obligation | €					€ 15.0
ECGS
Loss Contingencies [Line Items]
Commitments and contingencies		$ 1,000,000.0
Avenir
Loss Contingencies [Line Items]
Shares issued (in shares) | shares	110,000,000
Common stock, par value per share (in dollars per share) | $ / shares	$ 1.00
Margin Loan facility | Golar Partners, Common Units
Loss Contingencies [Line Items]
Number of common units pledged as security (in shares) | shares		21,333,586			21,333,586	21,226,586
Avenir
Loss Contingencies [Line Items]
Investment company, future amount						$ 18,000,000.0
Avenir | Founding Partners
Loss Contingencies [Line Items]
Investment company, future amount						$ 72,000,000.0
Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd | Avenir
Loss Contingencies [Line Items]
Committed capital		$ 182,000,000.0